SCHEDULE OF EXPECTED TAX EXPENSE (BENEFIT) BASED ON US FEDERAL STATUTORY RATE (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Statutory Federal Income Tax Rate	21.00%	21.00%	21.00%	21.00%
State and Local Taxes, Net of Federal Tax Benefit	(13.56%)	(13.56%)	13.56%	13.56%
Stock Based Compensation Expense (ISO)	10.61%	19.15%	13.20%	14.50%
Change in Valuation Allowance	(18.05%)	(26.59%)	(21.36%)	(20.06%)
Income Taxes Provision (Benefit)	0.00%	0.00%	0.00%	0.00%
Statutory Federal Income Tax Rate	(21.00%)	(21.00%)	(21.00%)	(21.00%)
State and Local Taxes, Net of Federal Tax Benefit	13.56%	13.56%	(13.56%)	(13.56%)
Change in Valuation Allowance	18.05%	26.59%	21.36%	20.06%